SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

12.SEGMENT REPORTING

The Company is a U.S. domiciled business, with operations in 46 states and the District of Columbia, providing lease payment options to consumers to obtain durable goods from omnichannel and e-commerce partners. The Company has one business activity and there are no segment managers who are held accountable for operations, operating results and plans for components below the consolidated unit level. Accordingly, the Company has one operating segment, and therefore, one reportable segment. The accounting policies for this segment are the same as those described in the summary of significant accounting policies and the measure of segment assets is reported on the condensed consolidated balance sheet as total assets. There have been no changes in the Company’s organizational structure or reporting practices during the three months ended March 31, 2026

The Company’s chief operating decision maker (“CODM”) is the chief executive officer, Orlando Zayas. The CODM manages the business activities on a consolidated basis and measures the profitability of the Company’s single reporting segment using net loss, a measure that is also reported in the condensed consolidated statements of operations. Net loss is used by the CODM to evaluate results and is considered in determining capital allocation. The CODM considers net income (loss) to evaluate the performance of assets in deciding where to invest into the business, such as in areas such as technology, resources, or other growth initiatives. Net income (loss) is also used to monitor budget versus actual results.

The significant segment expenses reviewed by the CODM include cost of revenue, interest expense on the New Revolving Facility and other operating expenses. Cost of revenue is primarily comprised of depreciation expense on property held for lease, including impairment expense and accelerated depreciation on early lease-purchase options (buyouts) and other variable expenses such as call center fees. Operating expenses include general and administrative expenses, underwriting, processing fees, stock compensation and other depreciation. There are no other segment items.

Revenues from external customers, cost of revenue, interest income, and income tax expense/benefit can be found in the condensed consolidated statements of operations. Accumulated depreciation and impairment is included in Note 3, Property Held for Lease, Net of Accumulated Depreciation and Impairment. Significant noncash items other than depreciation and amortization expense are included in the condensed consolidated statements of cash flows. Interest expense was $3.1 million and $5.1 million for the three months ended March 31, 2026 and 2025, respectively.

13.	SEGMENT REPORTING

The Company is a U.S. domiciled business, with operations in 46 states and the District of Columbia, providing lease payment options to consumers to obtain durable goods from omnichannel and e-commerce partners. The Company has one business activity and there are no segment managers who are held accountable for operations, operating results and plans for components below the consolidated unit level. Accordingly, the Company has one operating segment, and therefore, one reportable segment. The accounting policies for this segment are the same as those described in the summary of significant accounting policies and the measure of segment assets is reported on the consolidated balance sheet as total assets.

The Company’s chief operating decision maker (“CODM”) is the chief executive officer, Orlando Zayas. The CODM manages the business activities on a consolidated basis and measures the profitability of the Company’s single reporting segment using net income (loss), a measure that is also reported on the consolidated statement of operations and comprehensive loss. Net income (loss) is used by the CODM to evaluate results and is considered in determining capital allocation. The CODM considers net income (loss) loss to evaluate the performance of assets in deciding where to invest into the business, such as in areas such as technology, resources, or other growth initiatives. Net income (loss) is also used to monitor budget versus actual results.

The significant segment expenses reviewed by the CODM include cost of revenue, interest expense on the New Revolving Facility, and other operating expenses. Cost of revenue is primarily comprised of depreciation expense on property held for lease, including impairment expense and accelerated depreciation on early lease-purchase options (buyouts) and other variable expenses such as call center fees. Operating expenses include general and administrative expenses, underwriting, processing fees, stock compensation and other depreciation. There are no other segment items.

Revenues from external customers, cost of revenue, interest income, and income tax expense/benefit can be found in the consolidated statements of operations and comprehensive income (loss). Accumulated depreciation and impairment in included in Note 3, Property Held for Lease, Net of Accumulated Depreciation and Impairment. Significant noncash items other than depreciation and amortization expense are included in the consolidated statement of cash flows. Interest expense was $20.6 million and $18.9 million for the years ended December 31, 2025 and 2024, respectively.